Subsequent Events - Additional Information (Details) - USD ($)	Apr. 27, 2015	Apr. 24, 2015	Mar. 31, 2015
Subsequent Event [Line Items]
Common Stock, shares issued			1
Common Stock, par value			$ 0.01
Subsequent Event | Interest Rate Swap
Subsequent Event [Line Items]
Derivative, notional amount	$ 2,140,000,000
Derivative, maturity date	Oct. 24, 2022
Derivative, weighted average fixed rate	2.105%
LIBOR, minimum variable rate	1.00%
Subsequent Event | Minimum
Subsequent Event [Line Items]
Aggregate borrowing amount		$ 150,000,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Consolidated total leverage ratio		6.50%
Consolidated secured leverage ratio		5.00%
Subsequent Event | Maximum | Pro Forma
Subsequent Event [Line Items]
Consolidated secured leverage ratio		4.00%
Subsequent Event | Consumer CLEC Business
Subsequent Event [Line Items]
Term loan issue price as a percentage of par		98.00%
Debt amortization percentage		1.00%
Subsequent Event | Consumer CLEC Business | Interest Rate Swap
Subsequent Event [Line Items]
Derivative, notional amount	$ 2,140,000,000
Derivative, maturity date	Oct. 24, 2022
Derivative, weighted average fixed rate	2.105%
LIBOR, minimum variable rate	1.00%
Subsequent Event | Consumer CLEC Business | Eurodollar
Subsequent Event [Line Items]
Debt instrument, floor rate		1.00%
Debt instrument, basis spread on variable rate		4.00%
Subsequent Event | Consumer CLEC Business | Senior Secured Term Loan B Facility
Subsequent Event [Line Items]
Issuance of senior notes, principal amount		$ 2,140,000,000
Debt instrument, maturity period		2022-10
Subsequent Event | Consumer CLEC Business | Senior Secured Revolving Credit Facility
Subsequent Event [Line Items]
Issuance of senior notes, principal amount		$ 500,000,000
Debt instrument, maturity period		2020-04
Subsequent Event | Consumer CLEC Business | Minimum
Subsequent Event [Line Items]
Aggregate borrowing amount		$ 150,000,000
Subsequent Event | Consumer CLEC Business | Minimum | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		1.75%
Subsequent Event | Consumer CLEC Business | Maximum
Subsequent Event [Line Items]
Consolidated total leverage ratio		6.50%
Consolidated secured leverage ratio		5.00%
Subsequent Event | Consumer CLEC Business | Maximum | Pro Forma
Subsequent Event [Line Items]
Consolidated secured leverage ratio		4.00%
Subsequent Event | Consumer CLEC Business | Maximum | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		2.25%
Subsequent Event | Windstream | Stock Distribution | Consumer CLEC Business
Subsequent Event [Line Items]
Percentage of stock distributed		80.40%
Subsequent Event | C S L Capital Llc
Subsequent Event [Line Items]
Term loan issue price as a percentage of par		98.00%
Debt amortization percentage		1.00%
Subsequent Event | C S L Capital Llc | Eurodollar
Subsequent Event [Line Items]
Debt instrument, floor rate		1.00%
Debt instrument, basis spread on variable rate		4.00%
Subsequent Event | C S L Capital Llc | Senior Secured Term Loan B Facility
Subsequent Event [Line Items]
Issuance of senior notes, principal amount		$ 2,140,000,000
Debt instrument, maturity period		2022-10
Subsequent Event | C S L Capital Llc | Senior Secured Revolving Credit Facility
Subsequent Event [Line Items]
Issuance of senior notes, principal amount		$ 500,000,000
Debt instrument, maturity period		2020-04
Subsequent Event | C S L Capital Llc | Minimum | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		1.75%
Subsequent Event | C S L Capital Llc | Maximum | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		2.25%
Subsequent Event | C S L Capital Llc | 6.00% Senior Secured Notes
Subsequent Event [Line Items]
Issuance of senior notes, principal amount		$ 400,000,000
Issuance senior notes, stated percentage		6.00%
Notes issue price percentage		100.00%
Subsequent Event | C S L Capital Llc | Senior Secured Notes
Subsequent Event [Line Items]
Debt instrument, maturity date		Apr. 15, 2023
Subsequent Event | C S L Capital Llc | Senior Unsecured Notes
Subsequent Event [Line Items]
Debt instrument, maturity date		Oct. 15, 2023
Subsequent Event | C S L Capital Llc | 8.25% Senior Unsecured Notes
Subsequent Event [Line Items]
Issuance of senior notes, principal amount		$ 1,110,000,000
Issuance senior notes, stated percentage		8.25%
Notes issue price percentage		97.055%
Subsequent Event | C S L Capital Llc | Senior Notes
Subsequent Event [Line Items]
Proceeds from issuance of debt		$ 0
Subsequent Event | C S L Capital Llc | Consumer CLEC Business | 6.00% Senior Secured Notes
Subsequent Event [Line Items]
Issuance of senior notes, principal amount		$ 400,000,000
Issuance senior notes, stated percentage		6.00%
Notes issue price percentage		100.00%
Subsequent Event | C S L Capital Llc | Consumer CLEC Business | Senior Secured Notes
Subsequent Event [Line Items]
Debt instrument, maturity date		Apr. 15, 2023
Subsequent Event | C S L Capital Llc | Consumer CLEC Business | Senior Unsecured Notes
Subsequent Event [Line Items]
Debt instrument, maturity date		Oct. 15, 2023
Subsequent Event | C S L Capital Llc | Consumer CLEC Business | 8.25% Senior Unsecured Notes
Subsequent Event [Line Items]
Issuance of senior notes, principal amount		$ 1,110,000,000
Issuance senior notes, stated percentage		8.25%
Notes issue price percentage		97.055%
Subsequent Event | C S L Capital Llc | Consumer CLEC Business | Senior Notes
Subsequent Event [Line Items]
Proceeds from issuance of debt		$ 0
Subsequent Event | Windstream Services Llc
Subsequent Event [Line Items]
Proceeds from issuance of debt		62,200,000
Issuers transferred cash proceeds to parent		1,040,000,000
Subsequent Event | Windstream Services Llc | Consumer CLEC Business
Subsequent Event [Line Items]
Proceeds from issuance of debt		62,200,000
Issuers transferred cash proceeds to parent		$ 1,040,000,000
Subsequent Event | Spinoff | Windstream
Subsequent Event [Line Items]
Common Stock, shares issued		149,800,000
Common Stock, par value		$ 0.0001
Common stock, ownership interest percentage		19.60%
Subsequent Event | Spinoff | Windstream | Consumer CLEC Business
Subsequent Event [Line Items]
Common Stock, shares issued		149,800,000
Common Stock, par value		$ 0.0001
Common stock, ownership interest percentage		19.60%
Amount of assets transferred		$ 2,500,000,000
Subsequent Event | Spinoff | Windstream | Stock Distribution
Subsequent Event [Line Items]
Percentage of stock distributed		80.40%
Subsequent Event | Spinoff | Windstream | Stock Distribution | Consumer CLEC Business
Subsequent Event [Line Items]
Percentage of stock distributed		80.40%